S-K 1603(a)(9) Restrictions on Selling Securities	Dec. 23, 2025
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	(A) one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the last reported sale price (the “closing price”) of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (a) to our or Cantor’s officers, directors, advisors or consultants, any affiliate or family member of any of our or Cantor’s officers, directors, advisors or consultants, any members or partners of our sponsor or A4 or their affiliates and funds and accounts advised by such members or partners, any affiliates of our sponsor or A4, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) as pro rata distributions from our sponsor, A4 or Cantor to their respective members, partners or shareholders pursuant to our sponsor’s, A4’s or Cantor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the State of Delaware or our sponsor’s or A4’s limited liability company agreement upon dissolution of our sponsor or A4 or upon dissolution of Cantor; (h) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); (i) in the event of our liquidation prior to the consummation of our initial business combination; (j) to us for no value for cancellation in connection with the consummation of our initial business combination; or (k) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (h), these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements. Except in certain limited circumstances, no member of our sponsor may transfer all or any portion of its membership interests in our sponsor.
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, the founder shares will be released from the lock-up. Except in certain limited circumstances, no member of our sponsor (including the non-managing sponsor investors) may transfer all or any portion of its membership interests in our sponsor.
Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
Convertible Securities [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Cantor, as the representative of the underwriters in this offering, in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our initial shareholders, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement warrants pursuant to the letter agreements described in the immediately preceding paragraphs.
Aldabra 4 LOV Sponsor Partnership, LLC [Member] | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Aldabra 4 LOV Sponsor Partnership, LLC
Aldabra 4 LOV Sponsor Partnership, LLC [Member] | Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Aldabra 4 LOV Sponsor Partnership, LLC
Aldabra 4 LOV Sponsor Partnership, LLC [Member] | Convertible Securities [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Aldabra 4 LOV Sponsor Partnership, LLC
A4 Employee Partnership, LLC [Member] | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	A4 Employee Partnership, LLC
A4 Employee Partnership, LLC [Member] | Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	A4 Employee Partnership, LLC
A4 Employee Partnership, LLC [Member] | Convertible Securities [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	A4 Employee Partnership, LLC
Nathan Leight [Member] | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Nathan Leight
Nathan Leight [Member] | Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Nathan Leight
Nathan Leight [Member] | Convertible Securities [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Nathan Leight